FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2020 is immaterial (see Note 3b). The activities of the Company expose it to market risk, primarily as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risks in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the New Israeli Shekel, or “NIS,” and the Euro), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2020
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(341)	(179)	3,755	198	417
Other receivables	(13)	(7)	141	7	16
Trade payables	47	25	(518)	(27)	(58)
Other payables	117	61	(1,286)	(68)	(143)
Total NIS-linked balances	(190)	(100)	2,092	110	232
Euro-linked trade payables	(203)	(106)	(2,232)	248	117
Total	(393)	(206)	(140)	358	349

	December 31, 2019
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(53)	(28)	583	65	31
Other receivables	(56)	(29)	613	68	32
Trade payables	227	119	(2,501)	(278)	(132)
Other payables	71	37	(780)	(87)	(41)
Total NIS-linked balances	189	99	(2,085)	(232)	(110)
Euro-linked trade payables	(168)	(88)	(1,851)	206	97
Total	21	11	(3,936)	(26)	(13)

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

Set forth below is certain data regarding dollar exchange rates:

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2018	3.748	0.873
2019	3.456	0.891
2020	3.215	0.815

Percentage increase (decrease) in USD exchange rate:
2019	(7.8)%	2.1%
2020	(7.0)%	(8.5)%

Set forth below is information on the linkage of monetary items:

	December 31, 2019			December 31, 2020
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	4,082	583	632	12,488	3,755	588
Short term bank deposits	22,192	-	-	5,756	-	-
Other receivables	-	613	-	-	141	-
	26,274	1,196	632	18,244	3,896	588
Liabilities:
Current liabilities:
Current maturities of long-term loans	2,692	-	-	3,092	-	-
Accounts payable and accruals:
Trade	2,772	2,501	2,521	2,455	518	2,945
Other	500	780	-	154	1,286	-
Non-current liabilities
Long-term loans, net of current maturities	5,799	-	-	2,740	-	-
	11,763	3,281	2,521	8,441	1,804	2,945
Net asset value	14,511	(2,085)	(1,889)	9,803	2,092	(2,357)

2)	Fair value of financial instruments

As of December 31, 2020, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items, deposits and long-term loan), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount.

With regard to the warrants classified as a liability, see Notes 12c and 19. With regard to the long-term loan, see Notes 11 and 19.

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Company management does not consider the interest rate risk mentioned in paragraph 4 below to be material.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits and short-term government bonds whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2019, and 2020 were deposited with highly rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2019	2020
	in USD thousands
Assets:
Cash and cash equivalents	5,297	16,831
Short-term bank deposits	22,192	5,756
Other receivables	613	141
Total	28,102	22,728

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating significant revenues from a number of out-licensing transactions in the past, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the second half of 2023. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions or raise additional funding.

d.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk, in its assessment of fair value. The fair value of the financial instruments included in the working capital of the Company, as well as the long-term loan, is usually identical or close to their carrying value. The fair value of the warrants is based on Level 3 measurements.

The fair value of the warrants, calculated based on the Black-Scholes model, was $10,218,000 as of December 31, 2020.

For more information on the parameters used to value the warrants, see Notes 12c and 19.

e.	Changes in financial liabilities with cash flows included in financing activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2019	8,733	323	9,056
Changes during the year 2019:
Cash flows received	-	4,969	4,969
Cash flows paid	(889)	-	(889)
Amounts recognized through profit and loss	647	(4,634)	(3,987)
Balance as of December 31, 2019	8,491	658	9,149
Changes during the year 2020:
Cash flows received	-	5,669	5,669
Cash flows paid	(3,133)	-	(3,133)
Share premium resulting from exercise of warrants	-	(1,251)	(1,251)
Amounts recognized through profit and loss	474	5,142	5,616
Balance as of December 31, 2020	5,832	10,218	16,050

See Note 10 for information on changes in lease liabilities.

f.	Fair value measurement of warrants using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the years ended December 31, 2018, 2019 and 2020:

Warrants
in USD thousands
Balance as of January 1, 2018	1,205
Changes during 2018:
Issuances	861
Changes in fair value through profit and loss	(1,743)
Balance as of December 31, 2018	323
Changes during 2019:
Issuances	4,969
Changes in fair value through profit and loss	(4,634)
Balance as of December 31, 2019	658
Changes during 2020:
Issuances	5,669
Exercises	(1,251)
Changes in fair value through profit and loss	5,142
Balance as of December 31, 2020	10,218